UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 - March 31, 2010

Item 1. Schedule of Investments.

Activa Value Fund

STATEMENT OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Market Value (Note 1)
COMMON STOCKS (98.42%)
CONSUMER DISCRETIONARY (9.36%)
Automobiles & Components (2.24%)
Ford Motor Co. (1)	80,700	$1,014,399
TRW Automotive Holdings Corp. (1)	14,100	402,978

		1,417,377
Consumer Durables & Apparel (0.58%)
Whirlpool Corp.	4,200	366,450

Consumer Services (0.57%)
Apollo Group, Inc., Class A (1)	5,900	361,611

Media (3.02%)
Time Warner Cable, Inc.	18,339	977,652
Time Warner, Inc.	30,100	941,227

		1,918,879
Retailing (2.95%)
Best Buy Co., Inc.	7,600	323,304
Office Depot, Inc. (1)	56,300	449,274
The Gap, Inc.	47,500	1,097,725

		1,870,303

TOTAL CONSUMER DISCRETIONARY		5,934,620

CONSUMER STAPLES (5.00%)
Food Beverage & Tobacco (4.29%)
Altria Group, Inc.	19,500	400,140
Archer-Daniels-Midland Co.	17,500	505,750
Coca-Cola Enterprises, Inc.	14,200	392,772
Dr Pepper Snapple Group, Inc.	9,300	327,081
Philip Morris International, Inc.	14,225	741,976
Smithfield Foods, Inc. (1)	16,900	350,506

		2,718,225
Household & Personal Products (0.71%)
Kimberly-Clark Corp.	7,200	452,736

TOTAL CONSUMER STAPLES		3,170,961

ENERGY (17.19%)
Energy (17.19%)
Apache Corp.	1,400	142,100
Baker Hughes, Inc.	10,500	491,820
Cabot Oil & Gas Corp.	6,700	246,560
Chevron Corp.	10,419	790,073
ConocoPhillips	29,500	1,509,515
EOG Resources, Inc.	3,600	334,584
Exxon Mobil Corp.	36,864	2,469,150
Hess Corp.	10,000	625,500
Marathon Oil Corp.	33,000	1,044,120
Nabors Industries, Ltd. (1)	28,300	555,529

National Oilwell Varco, Inc.	17,500	710,150
Occidental Petroleum Corp.	13,700	1,158,198
Valero Energy Corp.	18,400	362,480
XTO Energy, Inc.	9,700	457,646

TOTAL ENERGY		10,897,425

FINANCIALS (25.47%)
Banks (6.38%)
Comerica, Inc.	12,360	470,174
PNC Financial Services Group, Inc.	9,900	591,030
US Bancorp	21,800	564,184
Wells Fargo & Co.	77,800	2,421,136

		4,046,524
Diversified Financials (10.57%)
Ameriprise Financial, Inc.	23,200	1,052,352
Bank of America Corp.	106,312	1,897,669
JPMorgan Chase & Co.	47,700	2,134,575
SLM Corp. (1)	26,600	333,032
The Goldman Sachs Group, Inc.	7,500	1,279,725

		6,697,353
Insurance (6.64%)
ACE, Ltd.	15,200	794,960
Allied World Assurance Co. Holdings, Ltd.	7,800	349,830
Axis Capital Holdings, Ltd.	15,000	468,900
Everest Re Group, Ltd.	4,300	347,999
Genworth Financial, Inc. (1)	23,600	432,824
Hartford Financial Services Group, Inc.	14,700	417,774
Prudential Financial, Inc.	9,300	562,650
The Travelers Cos. Inc.	8,500	458,490
Unum Group	15,200	376,504

		4,209,931
Real Estate (1.88%)
Annaly Capital Management, Inc.	27,200	467,296
Forest City Enterprises, Inc. (1)	29,000	417,890
Health Care REIT, Inc.	6,800	307,564

		1,192,750

TOTAL FINANCIALS		16,146,558

HEALTH CARE (11.03%)
Health Care Equipment & Services (2.84%)
McKesson Corp.	7,600	499,472
UnitedHealth Group, Inc.	17,700	578,259
WellPoint, Inc. (1)	11,200	721,056

		1,798,787
Pharmaceuticals, Biotechnology & Life Sciences (8.19%)
Amgen, Inc. (1)	11,600	693,216
Eli Lilly & Co.	24,100	872,902
Forest Laboratories, Inc. (1)	9,828	308,206
Johnson & Johnson	5,800	378,160
Merck & Co., Inc.	17,900	668,565
Pfizer, Inc.	105,523	1,809,720
Watson Pharmaceuticals, Inc. (1)	11,100	463,647

		5,194,416

TOTAL HEALTH CARE		6,993,203

INDUSTRIALS (11.85%)
Capital Goods (10.51%)
3M Co.	3,800	317,566
Caterpillar, Inc.	8,400	527,940
Dover Corp.	13,500	631,125
General Dynamics Corp.	9,400	725,680
General Electric Co.	123,200	2,242,240
Oshkosh Corp. (1)	7,000	282,380
Parker Hannifin Corp.	8,500	550,290
Raytheon Co.	8,400	479,808
United Technologies Corp.	12,300	905,403

		6,662,432
Commercial & Professional Services (0.47%)
RR Donnelley & Sons Co.	14,100	301,035

Transportation (0.87%)
FedEx Corp.	5,900	551,060

TOTAL INDUSTRIALS		7,514,527

INFORMATION TECHNOLOGY (5.70%)
Semiconductors & Semiconductor Equipment (1.51%)
Texas Instruments, Inc.	12,900	315,663
Xilinx, Inc.	25,100	640,050

		955,713
Software & Services (3.15%)
Accenture PLC	14,400	604,080
Automatic Data Processing, Inc.	7,200	320,184
eBay, Inc. (1)	17,800	479,710
Microsoft Corp.	20,300	594,181

		1,998,155
Technology Hardware & Equipment (1.04%)
International Business Machines Corp.	2,800	359,100
Seagate Technology (1)	16,600	303,116

		662,216

TOTAL INFORMATION TECHNOLOGY		3,616,084

MATERIALS (3.75%)
Materials (3.75%)
Freeport-McMoRan Copper & Gold, Inc.	6,500	543,010
International Paper Co.	18,900	465,129
Owens-Illinois, Inc. (1)	8,700	309,198
Reliance Steel & Aluminum Co.	6,800	334,764
The Mosaic Co.	7,000	425,390
Valspar Corp.	10,200	300,696

TOTAL MATERIALS		2,378,187

TELECOMMUNICATION SERVICES (3.24%)
Telecommunication Services (3.24%)
AT&T, Inc.	79,445	2,052,859

TOTAL TELECOMMUNICATION SERVICES		2,052,859

UTILITIES (5.83%)
Utilities (5.83%)
CenterPoint Energy, Inc.	22,800	327,408

DPL, Inc.	8,500	231,115
Entergy Corp.	3,500	284,725
Exelon Corp.	12,100	530,101
FirstEnergy Corp.	8,400	328,356
FPL Group, Inc.	4,900	236,817
PG&E Corp.	10,500	445,410
UGI Corp.	36,000	955,440
Xcel Energy, Inc.	16,900	358,280

TOTAL UTILITIES		3,697,652

TOTAL COMMON STOCKS
(Cost $54,678,994)		62,402,076

	7-Day Yield	Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (1.59%)
MONEY MARKET FUND (1.59%)
Fidelity Institutional Money Market - Money Market Portfolio - Class I	0.21%	1,007,694	1,007,694

TOTAL MONEY MARKET FUND			1,007,694

TOTAL SHORT TERM INVESTMENTS
(Cost $1,007,694)			1,007,694
TOTAL INVESTMENTS (100.01%)
(Cost $55,686,688)			$63,409,770
Liabilities In Excess Of Other Assets (-0.01%)			(6,699)
NET ASSETS (100.00%)			$63,403,071

(1)	Non-Income Producing Security.

Common Abbreviations:

REIT - Real Estate Investment Trust

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Activa Value Fund (the “Fund”) is one of seven separate series offered to the public under the Trust as of March 31, 2010. The Fund has two classes of shares authorized: Class A and Class I. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

On August 29, 2009, Activa Value Fund (“predecessor Fund”), a series under the Activa Mutual Fund Trust, participated in a tax-free reorganization. Through the reorganization, the predecessor Fund merged into the newly created Fund of Financial Investors Trust. The predecessor Fund commenced operations on August 10, 1971.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$62,402,076	$ –	$ –	$62,402,076
Short Term Investments	1,007,694	–	–	1,007,694
TOTAL	$63,409,770	$ –	$ –	$63,409,770

For the three months ended March 31, 2010 there were no significant transfers between level 1 securities and level 2 securities. For the three months ended March 31, 2010, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at March 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2010 were as follows:

Gross appreciation (excess of value over tax cost)	$11,790,449
Gross depreciation (excess of tax cost over value)	(4,108,240)

Net unrealized appreciation/depreciation	$7,682,209

Cost of investments for income tax purposes	$55,727,561

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	May 26, 2010

2